DEFERRED INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
Income tax [Abstract]
Schedules of deferred income tax assets and liabilities
Sources of Deferred Income Tax Assets and Liabilities

	As at December 31, 2021	As at December 31, 2020
Deferred tax assets
Tax loss carry forwards	$330	$456
Tax credits	10	13
Environmental rehabilitation	262	358
Post-retirement benefit obligations and other employee benefits	30	30
Other working capital	68	70
Other	5	3
	$705	$930
Deferred tax liabilities
Property, plant and equipment	(3,556)	(3,375)
Inventory	(416)	(463)
Accrued interest payable	3	(28)
	($3,264)	($2,936)
Classification:
Non-current assets	$29	$98
Non-current liabilities	(3,293)	(3,034)
	($3,264)	($2,936)
Expiry Dates of Tax Losses

	2022	2023	2024	2025	2026+	No expiry date	Total
Non-capital tax losses[1]
Barbados	$97	$399	$213	$220	$138	$—	$1,067
Canada	—	—	—	—	2,146	—	2,146
Chile	—	—	—	—	—	894	894
Saudi Arabia	—	—	—	—	—	349	349
Tanzania	—	—	—	—	—	1,296	1,296
United Kingdom	—	—	—	—	—	190	190
Zambia	32	2	2	1	11	—	48
Others	—	—	—	—	59	45	104
	$129	$401	$215	$221	$2,354	$2,774	$6,094
[1]Represents the gross amount of tax loss carry forwards translated at closing exchange rates at December 31, 2021.
Deferred Tax Assets Not Recognized

	As at December 31, 2021	As at December 31, 2020
Argentina	$118	$105
Australia	302	298
Barbados	27	10
Canada	966	1,127
Chile	1,059	1,037
Côte d'Ivoire	6	6
Mali	11	9
Peru	79	281
Saudi Arabia	71	70
Tanzania	105	110
United Kingdom	36	36
Zambia	3	40
	$2,783	$3,129

Source of Changes in Deferred Tax Balances
For the years ended December 31	2021	2020
Temporary differences
Property, plant and equipment	($181)	($112)
Environmental rehabilitation	(97)	29
Tax loss carry forwards	(127)	(54)
AMT and other tax credits	(3)	(14)
Inventory	48	81
Other	32	(10)
	($328)	($80)
Intraperiod allocation to:
Income from continuing operations before income taxes	($345)	($151)
Income Tax Payable	(2)	65
Other comprehensive (income) loss	19	(6)
Other	—	12
	($328)	($80)

Income Tax Related Contingent Liabilities
	2021	2020
At January 1	$266	$327
Net additions based on uncertain tax positions related to prior years	19	39
Reductions for tax positions of prior years	(28)	(100)
At December 31[1]	$257	$266
1If reversed, the total amount of $257 million would be recognized as a benefit to income taxes on the income statement, and therefore would impact the reported effective tax rate.

Schedule of tax years still under examination

Tax Years Still Under Examination
Argentina	2010-2011, 2015-2021
Australia	2017-2021
Canada	2015-2021
Chile	2015-2021
Côte d'Ivoire	2020-2021
Democratic Republic of Congo	2019-2021
Dominican Republic	2015-2021
Mali	2017-2021
Papua New Guinea	2006-2021
Peru	2015-2021
Saudi Arabia	2020-2021
Tanzania	2018-2021
United States	2021
Zambia	2018-2021